Investment in an Associate (Details) - USD ($)	Mar. 05, 2024	Mar. 31, 2025
Schedule of Equity Method Investments [Line Items]
Purchase price	$ 500,000
Membership Interests		$ 100,000
Membership interest receivable		50,000
Remaining settlement amount		$ 50,000
Purchase Agreement [Member]
Schedule of Equity Method Investments [Line Items]
Purchase price	$ 200,000
Cambria Capital [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of membership interests	100.00%
Purchase price	$ 700,000
Cambria Capital [Member] | Purchase Agreement [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of membership interests		24.90%
Cambria Capital [Member] | Initial Closing [Member] | Purchase Agreement [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of membership interests	24.90%
Cambria Capital [Member] | Second Closing [Member] | Purchase Agreement [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of membership interests	75.10%